Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments

11. Financial Instruments

Derivative Financial Instruments

From time to time, we hedge the cash flows and fair values of some of our long-term debt using interest rate swaps. We enter into these derivative contracts to manage our exposure to interest rate changes by achieving a desired proportion of fixed rate versus variable rate debt.

Accordingly, to achieve the desired mix of fixed and floating interest rate debt, we entered into four interest rate swap agreements in March 2011, which we designated as fair value hedges of changes in the fair value of our 7 3/4% senior notes due 2016, (“2016 Notes”). Under the terms of the interest rate swaps, we received interest on the $215.0 million notional amount at a fixed rate of 7 3/4% and paid a variable rate of interest, which varied between 5.43% and 5.56% for the year ended December 31, 2011. The variable rate was based on the London Interbank Offered Rate (“LIBOR”) as the benchmark interest rate. The maturity, payment dates and other critical terms of these swaps exactly matched those of the hedged 2016 Notes. These interest rate swaps qualified for hedge accounting using the short-cut method under ASC 815-20-25, Derivatives and Hedging, which assumes no hedge ineffectiveness. As a result, the changes in the fair value of the interest rate swaps and the changes in fair value of the hedged debt were assumed to be equal and offsetting. For the year ended December 31, 2011, the impact of effectively converting the interest rate of $215.0 million of our senior notes from fixed rate to variable rate decreased interest expense by $3.6 million.

On December 16, 2011, we negotiated the right to terminate the interest rate swap agreements. Upon termination of these interest rate swaps we received cash proceeds of approximately $6.6 million, including $1.0 million of accrued interest. The net proceeds of $5.6 million was recorded in “Long-term debt and capital lease obligations” on the Consolidated Balance Sheets at December 31, 2011 and was being amortized as a reduction to interest expense over the remaining term of the 2016 Notes, which resulted in an effective interest rate of 7.1% per annum.

During the year ended December 31, 2012, we amortized $1.0 million of the deferred gain as a reduction of interest expense, which is included within “Interest income and other” on the Consolidated Statements of Comprehensive Income (Loss). The remaining balance of $4.6 million was recognized upon the purchase and redemption of all our outstanding 2016 Notes and is included within “Loss on early extinguishment of debt” on the Consolidated Statements of Comprehensive Income (Loss). See Note 14 to the Consolidated Financial Statements for information on the purchase and redemption of the 2016 Notes. At December 31, 2011 and 2012, there were no derivative instruments designated as fair value hedges.

Fair Value of Financial Instruments

We consider the recorded value of certain of our financial assets and liabilities, which consist primarily of cash equivalents, accounts receivable and accounts payable, to approximate the fair value of the respective assets and liabilities at December 31, 2012 and 2011, based on the short-term nature of the assets and liabilities. We determine the fair value of our long-term debt primarily based on quoted market prices for our 6 3/4% Senior Notes Due 2020, (“2020 Notes”), 6.0% Senior Notes Due 2022, (“2022 Notes”), at December 31, 2012 and our 2016, 2020, and the 3 3/4% convertible senior subordinated notes due 2012, (“Convertible Notes”) at December 31, 2011. The fair value of our long-term debt is classified within Level 2 of the fair value hierarchy, because it is traded in less active markets. Our Convertible Notes matured on July 15, 2012 and were paid in full on July 16, 2012.

The following table presents the carrying amounts and estimated fair values of our other financial instruments at December 31, 2012 and 2011:

	December 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Liabilities:
Acquisition-related contingent consideration, including current portion (a)	$16,426	$16,426	$14,990	$14,990
Long-term debt, including current portion (b)	723,000	762,000	814,885	882,277

Total	$739,426	$778,426	$829,875	$897,267

(a)	The short-term portion is included in “Accounts payable, accrued expenses and other.” The long-term portion is included in “Other liabilities.”
(b)	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in “Additional paid-in capital” of $18 million.

For business combinations consummated on or after January 1, 2009, we estimate the fair value of acquisition-related contingent consideration using a probability-weighted discounted cash flow model. This fair value measure is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Fair value measurements characterized within Level 3 of the fair value hierarchy are measured based on unobservable inputs that are supported by little or no market activity and reflect our own assumptions in measuring fair value.

The significant unobservable inputs used in the fair value measurements of our acquisition-related contingent consideration are our measures of the future profitability and related cash flows and discount rates. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumptions used for the discount rates is accompanied by a directionally opposite change in the fair value measurement and a change in the assumptions used for the future cash flows is accompanied by a directionally similar change in the fair value measurement. The fair value of the contingent consideration is reassessed on a quarterly basis by the Company based on a collaborative effort of the Company’s operations, finance and accounting groups based on additional information as it becomes available. Any change in the fair value adjustment is recorded in the earnings of that period.

During the years ended December 31, 2012 and 2011, management determined that the fair value of the acquisition-related contingent consideration liability had declined. This remeasurement of the contingent consideration was based on management’s probability-adjusted present value of the consideration expected to be transferred during the remainder of the earnout period, based on the acquired operations’ forecasted results. The resulting reduction in the liability during the years ended December 31, 2012 and 2011, of $5.2 million and $10 million respectively, is recorded as income and is included within “Acquisition-related contingent consideration” in the Consolidated Statements of Comprehensive Income (Loss).

Accretion expense for acquisition-related contingent consideration totaled $2.2 million, $3.5 million and $1.2 million for years ended December 31, 2012, 2011 and 2010, respectively, and is included within “Acquisition-related contingent consideration” in the Consolidated Statements of Comprehensive Income (Loss).

The following table represents the change in the acquisition-related contingent consideration liability during the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Beginning balance	$14,990	$19,864
Acquisition date fair value measurement	8,171	2,900
Adjustments to fair value recorded in earnings (a)	(3,064)	(6,465)
Payments	(1,287)	(1,217)
Elimination of contingency (b)	(2,534)	—
Unrealized gains related to currency translation in other comprehensive income	150	(92)

Ending balance	$16,426	$14,990

(a)

Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in “Acquisition-related contingent consideration” on the Consolidated Statements of Comprehensive Income (Loss).

(b)

During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.

The following table presents financial assets and liabilities measured at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2012
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$16,426	$16,426
As of December 31, 2011
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$14,990	$14,990